Note 49	12 Months Ended
Dec. 31, 2024
Impairment or reversal of impairment on non financial assets [Abstract]
Disclosure of Impairment or reversal of impairment on non financial assets [Text Block]	Impairment or reversal of impairment on non-financial assets
The impairment losses on non-financial assets broken down by the nature of those assets in the consolidated income statements are as follows:

Impairment or reversal of impairment on non-financial assets (Millions of Euros)
	Notes	2024	2023	2022
Tangible assets	17	(29)	16	(53)
Intangible assets		15	26	25
Others		13	12	55
Total		(1)	54	27